Employee deferred compensation	6 Months Ended
Jun. 30, 2013
Employee deferred compensation
Note 22 Employee deferred compensation

The Group’s current and previous deferred compensation plans include share awards, performance share awards, Plus Bond awards, Partner Asset Facilities awards, Adjustable Performance Plan awards, Restricted Cash Awards, Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs) and other cash awards.

> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2012 for further information.

The following tables show the expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q13 and prior periods and the associated remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized deferred compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense

in	2Q13	1Q13	2Q12	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	203	254	211	457	417
Performance share awards	126	204	96	330	199
Plus Bond awards [1]	6	10	0	16	0
2011 Partner Asset Facility awards [2]	(23)	(7)	(19)	(30)	515
Adjustable Performance Plan share awards	16	5	0	21	0
Adjustable Performance Plan cash awards [3]	2	(3)	98	(1)	206
Restricted Cash Awards	37	54	45	91	86
Scaled Incentive Share Units	17	7	32	24	62
Incentive Share Units [3]	0	(2)	15	(2)	34
2008 Partner Asset Facility awards [2]	11	42	12	53	61
Other cash awards	120	117	71	237	161
Total deferred compensation expense	515	681	561	1,196	1,741
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 1Q13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes clawbacks.

Estimated unrecognized deferred compensation expense

end of	2Q13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,183
Performance share awards	494
Plus Bond awards	28
Adjustable Performance Plan share awards	26
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	160
Total	2,163

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

Share-based award activity

	2Q13					6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards	SISU awards	ISU awards	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activities
Balance at beginning of period	80.8	44.8	21.2	5.8	2.3	55.8	23.3	30.8		9.6	3.6
Granted	0.3	0.0	0.0	0.0	0.0	39.2	26.6	1.2	[1]	0.0	0.0
Settled	(4.9)	(2.8)	(6.5)	(1.1)	(0.5)	(18.1)	(7.6)	(17.2)		(4.8)	(1.7)
Forfeited	(0.7)	(0.3)	(0.1)	0.0	(0.1)	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	75.5	41.7	14.6	4.7	1.7	75.5	41.7	14.6		4.7	1.7
of which vested	4.1	1.4	0.7	1.1	0.1	4.1	1.4	0.7		1.1	0.1
of which unvested	71.4	40.3	13.9	3.6	1.6	71.4	40.3	13.9		3.6	1.6
1 Represents additional units earned in 1Q13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.